Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of significant subsidiaries
Company name	Place of incorporation and principal place of operation	Principal activities and place of operation	Effective interest held
			2024	2023

Euro Tech (Far East) Limited	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems	100%	100%

Euro Tech Trading (Shanghai) Limited	The PRC	Inactive	100%	100%

Shanghai Euro Tech Limited #	The PRC	Manufacturing of analytical and testing equipment	-	100%

Yixing Pact Environmental Technology Co., Ltd.	The PRC	Design, manufacturing and operation of water and wastewater treatment and water desalination machinery and equipment	58%	58%

Pact Asia Pacific Limited	The British Virgin Islands	Sale of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services	58%	58%

PACT Environmental Technology Pte. Ltd. #	Singapore	Marketing and provision of after sales services of ballast water treatment systems and customized industrial wastewater solutions, equipment fabrication	58%	-

Non-consolidating affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd (“Blue Sky”) *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted	19.4%	19.4%

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2024	2023

Zhejiang Tianlan Environmental Protection Engineering Company Limited	100%*	100%*	PRC	Design, general contract, installation and operating management of environmental protection projects

Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	38.25%	38.25%	PRC	Manufacturing of environmental protection equipment
Hangzhou Tiancan Environmental Technology Company Limited	80%	80%	PRC	Manufacturing of environmental protection equipment
Hangzhou Zhongyi Ecological and Environmental Consulting Company Limited	40.1%**	40.1%**	PRC	Consultation services of environmental protection projects
Xuancheng Lanjing Environmental Protection Equipment Co., Ltd	19.51%	-	PRC	Manufacturing and installation services of environmental protection equipment